Investment in associate company and business combination, Cash Flow on Acquisition (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow on acquisition [Abstract]
Net cash acquired with the subsidiary	$ 8,660
Cash paid	(394)
NET CASH FLOW ON ACQUISITION	$ 8,267	$ 0	$ 8,267	$ 0